Rosanne J. Baruh Vice President, PruBenefit Funding CA Insurance License # 0C58245

The Prudential Insurance Company of America
80 Livingston Ave., Bldg. ROS3, Roseland, NJ 07068
Tel 973 548-5823 Fax 973 548-5844
rosanne.baruh@prudential.com

May 4, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	The Prudential Insurance Company of America (the “Company”)
The Prudential Variable Contract Account GI-2 (the “Registrant”)
File Nos. 333-137572 and 811-07545 (the “Registration Statement”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the Company, on behalf of the Registrant, hereby certifies: (1) that the text of the Registrant’s most recent amendments with respect to the above referenced Registration Statement have been filed electronically; and (2) that the form of the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendments.

Respectfully submitted,

By:	/s/ Rosanne J. Baruh

Rosanne J. Baruh
Vice President
The Prudential Insurance Company of America

Cc: Christopher E. Palmer, Esq., Goodwin Procter, LLP

Offering securities products and services as a Registered Principal of Pruco Securities, LLC (Pruco). The Prudential Insurance Company of America, Newark, NJ and Pruco are Prudential Financial Companies. 1-800-201-6690.